Average Annual Total Returns - Institutional Shares	12 Months Ended	26 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	5.03%
Performance Inception Date		Nov. 03, 2022